Tax - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets:
Property, plant and equipment	$ 0.0	$ 1.1
Share-based compensation	42.1	42.6
Intangibles	0.0	0.0
Provisions	11.2	8.4
Net operating loss and tax credit carryforwards	7.5	5.5
Other	3.2	1.4
Total deferred tax assets	64.0	59.0
Valuation allowance	(6.6)	(5.0)
Net deferred tax assets	57.4	54.0
Deferred tax liabilities:
Intangibles	(0.1)	(0.2)
Property, plant and equipment	(2.6)	0.0
Other	(5.5)	(5.2)
Net deferred tax assets	$ 49.2	$ 48.6